Fair Value Measurements and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2023		December 31, 2022
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash (note 15a)	Level 1	184,394	184,394	265,946	265,946
Derivative instruments (note 13)
Interest rate swap agreements – assets	Level 2	55,582	55,582	51,046	51,046
Interest rate swap agreements – liabilities	Level 2	(156)	(156)	(291)	(291)
Foreign currency contracts	Level 2	221	221	398	398
Cross currency swap agreements – assets	Level 2	4,634	4,634	3,263	3,263
Cross currency swap agreements – liabilities	Level 2	(23,680)	(23,680)	(23,041)	(23,041)
Non-recurring:
Vessels held for sale (note 19)	Level 2	22,323	22,323	63,120	63,120
Vessels and equipment (note 19)	Level 2	2,000	2,000	—	—
Equity-accounted joint ventures (note 7a(iv))	Level 3	—	—	279,561	279,561
Other:
Loans to equity-accounted joint ventures (note 7)	(i)	93,986	(i)	88,519	(i)
Long-term debt – public (note 10)	Level 1	(194,587)	(203,226)	(286,971)	(288,448)
Long-term debt – non-public (note 10)	Level 2	(873,435)	(875,260)	(1,117,474)	(1,111,728)
Obligations related to finance leases (note 5)	Level 2	(1,661,992)	(1,652,621)	(1,697,080)	(1,665,094)
(i)The advances to equity-accounted joint ventures together with the Company’s equity investments in the joint ventures form the net aggregate carrying value of the Company’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

Summary of Partnership's Loan Receivables and Other Financing Receivables
The following table includes the amortized cost basis of the Company’s direct interests in financing receivables and net investment in direct financing and sales-type leases by class of financing receivables and by period of origination and their associated credit quality as at December 31, 2023 and 2022.

		As at December 31,
		2023		2022
	Period of Origination	Credit Quality Grade (i)	Amortized Cost Basis $	Credit Quality Grade (i)	Amortized Cost Basis $

Direct financing leases and sales-type leases
Tangguh Hiri and Tangguh Sago	2017 and prior	Performing	291,092	Performing	305,957
Seapeak Bahrain	2018	Performing	204,135	Performing	206,930
Seapeak Creole	2023	Performing	204,184	N/A	—
			699,411		512,887
Loans to equity-accounted joint ventures
Bahrain LNG Joint Venture	2017 and prior	Performing	93,986	Performing	88,519
			93,986		88,519
			793,397		601,406

Financing Receivable, Allowance for Credit Loss	Changes in the Company's allowance for credit losses for the years presented in these consolidated financial statements are as follows:

	Direct financing and sales-type leases (i) $	Direct financing and sales-type leases and other within equity-accounted joint ventures (i) $	Loans to equity-accounted joint ventures (ii) $	Guarantees of debt (iii) $	Total $
As at January 1, 2021	30,177	54,937	4,726	2,080	91,920
Provision for (reversal of) potential credit losses	3,823	3,363	(626)	(380)	6,180
As at December 31, 2021	34,000	58,300	4,100	1,700	98,100
Reversal of potential credit losses	(7,800)	(21,700)	(1,200)	(400)	(31,100)
As at December 31, 2022	26,200	36,600	2,900	1,300	67,000
Reversal of potential credit losses	(16,500)	(13,900)	(800)	(400)	(31,600)
As at December 31, 2023	9,700	22,700	2,100	900	35,400